Condensed Financial Information of the Parent Company	6 Months Ended
Mar. 31, 2023
Condensed Financial Information of the Parent Company [Abstract]
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

NOTE 23 – CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

The following is the condensed financial information of the Company on a parent company only basis.

	As of	As of
	March 31,	September 30,
	2023	2022
	(Unaudited)
ASSETS
Cash and cash equivalents	$12,742	$17673
Prepayments, deposits and other current assets	8,828,142	8828142
Investment in subsidiaries	13,015,887	13,340,885
Total assets	$21,856,771	$22,186,700

LIABILITIES AND SHAREHOLDERS’ EQUITY

Total liabilities	$-	$-

SHAREHOLDERS’ EQUITY
Ordinary share, $0.0001 par value, 500,000,000 shares authorized, 14,006,250 and 14,006,250 shares issued and outstanding as of March 31, 2023 and 2022	1,401	1,401
Additional paid-in capital	23,256,219	23,256,219
Retained earnings	(1,400,851)	(1,070,920)
Accumulated other comprehensive loss	-	-
Total equity of the Company’s shareholders	21,856,771	22,186,700
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$21,856,771	$22,186,700

	For the six months ended
	March 31,
	2023	2022
	(Unaudited)	(Unaudited)
Operating expenses:
General and administrative expenses	$(329,931)	$-
Total operating expenses	(329,931)	-

Net loss	$(329,931)	$-
Other comprehensive loss:
Foreign currency translation adjustment, net of nil tax	$(329,931)	$-

Total comprehensive loss	$(329,931)	$-

	For the six months ended
	March 31,
	2023	2022
	(Unaudited)	(Unaudited)
Cash Flows from Operating Activities:
Net loss	$(329,931)	$-
Changes in operating assets and liabilities:
Prepaid expenses and other receivables	325,000	-
Net cash used in operating activities	(4,931)	-

Cash Flows from Investing Activities:
Long-term investment	-	-
Net cash used in investing activities	-	-

Cash Flows from Financing Activities:
Proceeds received from stock issuance	-	-
Payments to related parties	-	-
Net cash provided by financing activities		-

Effect of changes in currency exchange rates	-	-

Net (decrease) increase in cash and cash equivalents	(4,931)	-
Cash, cash equivalents and restricted cash at the beginning of year	17,673	-
Cash and cash equivalents and restricted cash at the end of year	$12,742	$-

(a) Basis of Presentation

Condensed financial information is used for the presentation of the Company, or the parent company. The condensed financial information of the parent company has been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the parent company used the cost method to account for investment in its subsidiaries.

The parent company’s condensed financial statements should be read in conjunction with the Company’s consolidated financial statements.

(b) Shareholders’ Equity

The Company is authorized to issue 500,000,000 ordinary shares of a single class, par value $0.0001 per ordinary share. There are currently 14,006,250 issued and outstanding ordinary shares, of which Mr. Tao Ling and Mr. Xiaohong Yin, respectively, owns 28.91% and 6.78% through their wholly owned holding companies.

Share Surrender

In December 2020, an aggregate of 27,175,000 ordinary shares were surrendered by all our shareholders for no consideration and were then cancelled which in nature is a stock reverse split. As a result, the number of issued and outstanding ordinary shares decreased from 37,300,000 shares to 10,125,000 shares. All share information included in the consolidated financial statements and notes thereto have been retroactively adjusted as if such share surrender occurred on the first day of the first period presented.

Initial Public Offering

On April 29, 2022, the Company consummated its initial public offering of 3,881,250 ordinary shares, par value $0.0001 per share, including 506,250 additional ordinary shares issued pursuant to the full exercise of the underwriters’ over-allotment option, at a price of $4.00 per share, generating gross proceeds to the Company of $15,525,000 before deducting underwriting discounts and commissions and offering expenses. The offering was conducted on a firm commitment basis. After deducting underwriting discounts, commissions and expenses related to the offering, the Company recorded $12,409,022 (with $388 in par value and $12,408,634 in additional paid-in capital) net proceeds from its initial public offering.